Segmented Information - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gross premiums written	$ 15,528.3	$ 12,207.5
Net premiums written	12,431.0	9,983.5
Net earned premium	12,066.0	9,721.4
Underwriting expenses	(11,990.1)	(10,570.3)
Underwriting profit (loss)	75.9	(848.9)
Interest income	743.9	514.6
Dividends	81.5	73.2
Investment expenses	(41.9)	(28.8)
Interest and dividends	783.5	559.0
Share of profit (loss) of associates	221.1	200.5
Other revenue	4,434.2	3,257.6
Other expenses	(4,170.5)	(2,996.0)
Other revenue (expenses)	263.7	261.6
Operating income (loss)	1,344.2	172.2
Net gains (losses) on investments	252.9	1,467.5
Gain on sale of subsidiary	0.0	1,018.6
Loss on repurchase of borrowings	(58.9)	(28.6)
Interest expense	(347.1)	(331.2)
Corporate overhead	(329.0)	(275.3)
Earnings before income taxes	862.1	2,023.2
Income taxes	(44.2)	(408.3)
Net earnings	817.9	1,614.9
Shareholders of Fairfax	376.0	1,740.6
Non-controlling interests	441.9	(125.7)
Operating companies
Disclosure of operating segments [line items]
Gross premiums written	15,600.5	12,412.9
Net premiums written	12,017.5	9,975.2
Net earned premium	11,661.4	9,701.3
Underwriting expenses	(11,343.1)	(10,342.8)
Underwriting profit (loss)	318.3	(641.5)
Interest income	621.0	456.0
Dividends	60.4	53.2
Investment expenses	(137.3)	(106.9)
Interest and dividends	544.1	402.3
Share of profit (loss) of associates	93.7	23.5
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	956.1	(215.7)
Net gains (losses) on investments	(524.7)	1,558.3
Gain on sale of subsidiary		1,018.6
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(55.6)	(41.3)
Corporate overhead	(176.0)	(131.6)
Earnings before income taxes	199.8	2,188.3
Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	418.9	8.4
Net premiums written	413.5	8.3
Net earned premium	404.6	20.1
Underwriting expenses	(647.0)	(227.5)
Underwriting profit (loss)	(242.4)	(207.4)
Interest income	45.3	37.2
Dividends	9.8	4.6
Investment expenses	(11.4)	(12.9)
Interest and dividends	43.7	28.9
Share of profit (loss) of associates	0.8	(6.1)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	(197.9)	(184.6)
Net gains (losses) on investments	(107.6)	73.3
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	0.0	0.0
Corporate overhead	0.0	0.0
Earnings before income taxes	(305.5)	(111.3)
Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	43.4	29.7
Dividends	10.0	9.1
Investment expenses	(40.6)	(143.7)
Interest and dividends	12.8	(104.9)
Share of profit (loss) of associates	109.4	55.4
Other revenue	4,434.2	3,257.6
Other expenses	(4,176.1)	(2,996.0)
Other revenue (expenses)	258.1	261.6
Operating income (loss)	380.3	212.1
Net gains (losses) on investments	900.4	7.2
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(94.1)	(65.8)
Corporate overhead	0.0	0.0
Earnings before income taxes	1,186.6	153.5
Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	39.8	(8.3)
Dividends	1.3	6.3
Investment expenses	(3.3)	(2.1)
Interest and dividends	37.8	(4.1)
Share of profit (loss) of associates	17.2	127.7
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	55.0	123.6
Net gains (losses) on investments	(15.2)	(171.3)
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	(58.9)	(28.6)
Interest expense	(197.4)	(224.1)
Corporate overhead	(2.3)	93.1
Earnings before income taxes	(218.8)	(207.3)
Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	(491.1)	(213.8)
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	(5.6)	0.0
Dividends	0.0	0.0
Investment expenses	150.7	236.8
Interest and dividends	145.1	236.8
Share of profit (loss) of associates	0.0	0.0
Other revenue	0.0	0.0
Other expenses	5.6	0.0
Other revenue (expenses)	5.6	0.0
Operating income (loss)	150.7	236.8
Net gains (losses) on investments	0.0	0.0
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	0.0	0.0
Corporate overhead	(150.7)	(236.8)
Earnings before income taxes	0.0	0.0
External
Disclosure of operating segments [line items]
Gross premiums written	15,528.3	12,207.5
Net earned premium	12,066.0	9,721.4
External | Operating companies
Disclosure of operating segments [line items]
Gross premiums written	15,377.6	12,199.1
Net earned premium	11,908.9	9,701.3
External | Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	150.7	8.4
Net earned premium	157.1	20.1
External | Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
External | Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
External | Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Operating companies
Disclosure of operating segments [line items]
Gross premiums written	222.9	213.8
Net earned premium	(247.5)	0.0
Intercompany | Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	268.2	0.0
Net earned premium	247.5	0.0
Intercompany | Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	(491.1)	(213.8)
Net earned premium	0.0	0.0
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,322.0	1,187.0
Net premiums written	1,173.6	1,064.9
Net earned premium	1,119.2	1,019.7
Underwriting expenses	(1,072.2)	(1,010.7)
Underwriting profit (loss)	47.0	9.0
Interest income	72.2	56.1
Dividends	10.2	9.5
Investment expenses	(15.4)	(11.5)
Interest and dividends	67.0	54.1
Share of profit (loss) of associates	6.3	3.2
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	120.3	66.3
Net gains (losses) on investments	(55.6)	44.8
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	0.0	0.0
Corporate overhead	(6.6)	(8.7)
Earnings before income taxes	58.1	102.4
Northbridge | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,316.0	1,180.4
Net earned premium	1,125.4	1,023.7
Northbridge | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	6.0	6.6
Net earned premium	(6.2)	(4.0)
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,328.6	2,783.1
Net premiums written	2,897.8	2,495.9
Net earned premium	2,755.4	2,333.4
Underwriting expenses	(2,574.3)	(2,273.4)
Underwriting profit (loss)	181.1	60.0
Interest income	155.5	131.0
Dividends	15.6	15.6
Investment expenses	(31.2)	(21.7)
Interest and dividends	139.9	124.9
Share of profit (loss) of associates	65.8	7.2
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	386.8	192.1
Net gains (losses) on investments	(111.4)	253.1
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(4.1)	(3.3)
Corporate overhead	(23.3)	(27.4)
Earnings before income taxes	248.0	414.5
Odyssey Group | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,269.4	2,725.7
Net earned premium	2,736.4	2,318.3
Odyssey Group | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	59.2	57.4
Net earned premium	19.0	15.1
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,363.1	2,174.5
Net premiums written	1,977.8	1,863.4
Net earned premium	1,960.9	1,852.8
Underwriting expenses	(1,928.3)	(1,849.6)
Underwriting profit (loss)	32.6	3.2
Interest income	73.2	53.4
Dividends	4.9	3.4
Investment expenses	(13.5)	(23.0)
Interest and dividends	64.6	33.8
Share of profit (loss) of associates	4.1	(1.1)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	101.3	35.9
Net gains (losses) on investments	(144.2)	27.9
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(2.2)	(1.8)
Corporate overhead	(24.1)	(25.4)
Earnings before income taxes	(69.2)	36.6
Crum & Forster | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,305.7	2,120.0
Net earned premium	1,939.6	1,822.1
Crum & Forster | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	57.4	54.5
Net earned premium	21.3	30.7
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	800.3	849.0
Net premiums written	789.2	837.4
Net earned premium	804.3	811.6
Underwriting expenses	(664.1)	(694.4)
Underwriting profit (loss)	140.2	117.2
Interest income	36.9	26.8
Dividends	3.5	3.8
Investment expenses	(8.1)	(7.2)
Interest and dividends	32.3	23.4
Share of profit (loss) of associates	4.4	(9.8)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	176.9	130.8
Net gains (losses) on investments	(57.6)	26.6
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings		0.0
Interest expense	(3.3)	(3.3)
Corporate overhead	(8.2)	(8.2)
Earnings before income taxes	107.8	145.9
Zenith National | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	800.3	849.0
Net earned premium	806.6	814.1
Zenith National | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	(2.3)	(2.5)
Brit | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,239.1	2,057.0
Net premiums written	1,494.2	1,530.9
Net earned premium	1,479.7	1,536.9
Underwriting expenses	(1,556.7)	(1,738.8)
Underwriting profit (loss)	(77.0)	(201.9)
Interest income	64.5	41.9
Dividends	3.6	3.7
Investment expenses	(12.8)	(13.0)
Interest and dividends	55.3	32.6
Share of profit (loss) of associates	5.3	9.2
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	(16.4)	(160.1)
Net gains (losses) on investments	(63.1)	79.0
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(14.2)	(12.5)
Corporate overhead	(14.0)	(9.2)
Earnings before income taxes	(107.7)	(102.8)
Brit | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,221.3	2,048.1
Net earned premium	1,645.8	1,537.3
Brit | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	17.8	8.9
Net earned premium	(166.1)	(0.4)
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,368.9	1,447.6
Net premiums written	2,368.8	991.9
Net earned premium	2,286.8	1,028.7
Underwriting expenses	(2,243.9)	(1,615.3)
Underwriting profit (loss)	42.9	(586.6)
Interest income	140.6	76.8
Dividends	11.3	2.2
Investment expenses	(34.7)	(13.1)
Interest and dividends	117.2	65.9
Share of profit (loss) of associates	(3.8)	(17.6)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	156.3	(538.3)
Net gains (losses) on investments	(66.9)	(26.5)
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(26.2)	(15.6)
Corporate overhead	(67.6)	(27.9)
Earnings before income taxes	(4.4)	(608.3)
Allied World | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,355.2	1,447.6
Net earned premium	2,318.3	1,041.3
Allied World | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	13.7	0.0
Net earned premium	(31.5)	(12.6)
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	385.6	670.4
Net premiums written	191.9	327.5
Net earned premium	189.5	327.6
Underwriting expenses	(189.1)	(289.4)
Underwriting profit (loss)	0.4	38.2
Interest income	16.4	31.3
Dividends	7.8	3.2
Investment expenses	(3.1)	(5.4)
Interest and dividends	21.1	29.1
Share of profit (loss) of associates	(5.1)	29.4
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	16.4	96.7
Net gains (losses) on investments	(71.7)	1,083.9
Gain on sale of subsidiary		1,018.6
Loss on repurchase of borrowings	0.0	0.0
Interest expense	0.0	0.0
Corporate overhead	(10.3)	(2.6)
Earnings before income taxes	(65.6)	2,196.6
Fairfax Asia | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	384.5	667.9
Net earned premium	195.6	369.3
Fairfax Asia | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1.1	2.5
Net earned premium	(6.1)	(41.7)
Other | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,792.9	1,244.3
Net premiums written	1,124.2	863.3
Net earned premium	1,065.6	790.6
Underwriting expenses	(1,114.5)	(871.2)
Underwriting profit (loss)	(48.9)	(80.6)
Interest income	61.7	38.7
Dividends	3.5	11.8
Investment expenses	(18.5)	(12.0)
Interest and dividends	46.7	38.5
Share of profit (loss) of associates	16.7	3.0
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	14.5	(39.1)
Net gains (losses) on investments	45.8	69.5
Gain on sale of subsidiary		0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(5.6)	(4.8)
Corporate overhead	(21.9)	(22.2)
Earnings before income taxes	32.8	3.4
Other | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,725.2	1,160.4
Net earned premium	1,141.2	775.2
Other | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	67.7	83.9
Net earned premium	$ (75.6)	$ 15.4